Capital stock	3 Months Ended
Nov. 30, 2024
Capital stock
Capital stock

15. Capital stock

Authorized

Voting Common Shares – Series Founder, Series Investor 1, Series Investor 2, voting and participating

Non-Voting Common Shares, non-voting

Preferred shares, without par value, non-cumulative annual dividend, redeemable at their issue price, non-participating, non-voting

Pre-Funded Warrants, exercisable at the option of the holder into Voting Common Shares of the Company at an exercise price of CAD$0.001 on a one-for-one basis with no expiry date

Issued

	As at	As at
	November 30,	August 31,
	2023	2023
	$	$
1,566,486 Voting Common Shares [August 31, 2024 – 163,403]	62,958,292	55,382,754
475 Pre-Funded Warrants [August 31, 2024 – 475]	38,725	38,725
	62,997,017	55,421,479

During the three-month period ended November 30, 2024, the Company issued a total of 124,642 Voting Common Shares to third parties in exchange for marketing, management consulting services, and board fees provided to the Company valued at $591,571. For such transactions, the value of the services was paid for with shares, the number of shares being determined by dividing the value of the services provided by the price of the shares on the stock exchange at time of their issuance.

During the three-month period ended November 30, 2024, the Company issued a total of 9,877 Voting Common Shares upon the conversion of 400 Series A Convertible Preferred Shares [note 13].

During the three-month period ended November 30, 2024, the Company issued 377,778 Voting Common Shares as part of a private placement offering for a total cash consideration price of $3,567,439, net of transaction costs of $1,051,801.

During the three-month period ended November 30, 2024, the Company issued 695,583 Voting Common Shares as part of a “at the market” placement offering for a total cash consideration price of $3,279,840, net of transaction costs of $300,035. As at November 30, 2024, $60,659 of the net proceeds from this capital raise was receivable from the placement agent [August 31, 2024 – nil].

On October 8, 2024, the Company implemented a reverse stock split, consolidating every 9 Voting Common shares into 1 Voting Common Share. As a result of the round up feature for fractional shares, the Company issued an additional 195,203 Voting Common Shares.